Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value per share
Amount Registered | shares	57,718,662
Proposed Maximum Offering Price per Unit | $ / shares	0.0982
Maximum Aggregate Offering Price	$ 5,667,972.61
Fee Rate	0.01381%
Amount of Registration Fee	$ 782.75
Offering Note	Consists of 57,718,662 shares of Class A common stock issuable to M2i Global’s stockholders upon the closing of the Merger, as described in the proxy statement/prospectus. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.The proposed maximum offering price per share and the proposed maximum aggregate offering price was estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(f)(1) and Rule 457(c) under the Securities Act using the average of the high and low prices of M2i Global’s common stock as reported on December 8, 2025.